UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Elm Ridge Capital Management, LLC

Address:  3 West Main Street
          3rd Floor
          Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Christopher Conneely
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

/s/ Christopher Conneely           Irvington, NY            November 14, 2006
-------------------------       ---------------------    -----------------------
   [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    59

Form 13F Information Table Value Total:    $1,470,432
                                           (in thousands)


List of Other Included Managers:

Form 13F  File Number           Name


(1)       028- 10555            Elm Ridge Capital Partners, L.P.
(2)                             Elm Ridge Partners, LLC
(3)       028- 11797            Elm Ridge Offshore Master Fund, Ltd.
(4)       028- 10557            Elm Ridge Value Advisors, LLC
          --------------        ----------------------------------------


                                            FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4      COLUMN 5           COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                     VALUE     SHRS OR    SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP       (X$1000)  PRN AMT    PRN  CALL   DISCRETION  MGRS   SOLE  SHARED     NONE
--------------                   --------      -----       --------  -------    ---  ----   ----------  ----   ----  ------     ----
AK STL HLDG CORP                 COM           001547108   25,121     2,069,300 SH          SHARED      1,2,3         2,069,300
AK STL HLDG CORP                 COM           001547108   12,137       999,800 SH   CALL   SHARED      1,2,3           999,800
AFFYMETRIX INC                   COM           00826T108   25,010     1,160,000 SH   PUT    SHARED      1,2,3         1,160,000
AMERICAN STD COS INC DEL         COM           029712106   10,660       254,000 SH   PUT    SHARED      1,2,3           254,000
BLOCKBUSTER INC                  CL A          093679108   30,176     7,858,327 SH          SHARED      1,2,3         7,858,327
BLOCKBUSTER INC                  CL B          093679207   12,431     3,521,581 SH          SHARED      1,2,3         3,521,581
CA INC                           COM           12673P105   53,459     2,256,606 SH          SHARED      1,2,3         2,256,606
CENVEO INC                       COM           15670S105   79,228     4,209,789 SH          SHARED      1,2,3         4,209,789
CERNER CORP                      COM           156782104    4,540       100,000 SH   PUT    SHARED      1,2,3           100,000
COMCAST CORP NEW                 CL A SPL      20030N200   24,786       673,348 SH          SHARED      1,2,3           673,348
COMMERCE BANCORP INC NJ          COM           200519106   16,207       441,500 SH   PUT    SHARED      1,2,3           441,500
COVANCE INC                      COM           222816100    9,433       142,100 SH   PUT    SHARED      1,2,3           142,100
DANAHER CORP DEL                 COM           235851102    5,150        75,000 SH   PUT    SHARED      1,2,3            75,000
DONNELLEY R R & SONS CO          COM           257867101   31,299       949,608 SH          SHARED      1,2,3           949,608
ENTERGY CORP NEW                 COM           29364G103   29,879       381,942 SH          SHARED      1,2,3           381,942
FEDERAL HOME LN MTG CORP         COM           313400301   56,672       854,400 SH          SHARED      1,2,3           854,400
GIGAMEDIA LTD                    ORD           y2711y104    4,480       400,000 SH          SHARED      1,2,3           400,000
FIRST MARBLEHEAD CORP            COM           320771108   42,743       617,134 SH          SHARED      1,2,3           617,134
HARLEY DAVIDSON INC              COM           412822108   18,825       300,000 SH   PUT    SHARED      1,2,3           300,000
HARLEY DAVIDSON INC              COM           412822108   20,419       325,400 SH   PUT    SHARED      1,2,3           325,400
HERCULES INC                     COM           427056106   49,140     3,116,043 SH          SHARED      1,2,3         3,116,043
HOME SOLUTIONS AMER INC          COM           437355100      409        74,596 SH          SHARED      1,2,3            74,596
HONEYWELL INTL INC               COM           438516106   26,539       648,872 SH          SHARED      1,2,3           648,872
ICU MED INC                      COM           44930G107   16,994       373,651 SH          SHARED      1,2,3           373,651
IMPAC MTG HLDGS INC              COM           45254P102   13,299     1,419,337 SH          SHARED      1,2,3         1,419,337
IONATRON INC                     COM           462070103    1,224       254,499 SH          SHARED      1,2,3           254,499
KFX INC                          COM           48245L107    6,754       642,600 SH   PUT    SHARED      1,2,3           642,600
KULICKE & SOFFA INDS INC         COM           501242101   11,122     1,258,139 SH          SHARED      1,2,3         1,258,139
LANDRYS RESTAURANTS INC          COM           51508L103    3,015       100,000 SH   PUT    SHARED      1,2,3           100,000
LORAL SPACE & COMMUNICATNS L     COM           543881106   15,953       606,106 SH          SHARED      1,2,3           606,106
LUCENT TECHNOLOGIES INC          COM           549463107   28,142    12,026,590 SH          SHARED      1,2,3        12,026,590
MARRIOTT INTL INC NEW            CL A          571903202   21,252       550,000 SH   PUT    SHARED      1,2,3           550,000
MOBILE MINI INC                  COM           60740F105    3,064       107,844 SH          SHARED      1,2,3           107,844
NRG ENERGY INC                   COM NEW       629377508   50,287     1,110,079 SH          SHARED      1,2,3         1,110,079
NASDAQ 100 TR                    UNIT SER 1    631100104   24,390       600,000 SH   CALL   SHARED      1,2,3           600,000
NASDAQ 100 TR                    UNIT SER 1    631100104   24,390       600,000 SH   PUT    SHARED      1,2,3           600,000
NETFLIX COM INC                  COM           64110L106    6,951       305,121 SH          SHARED      1,2,3           305,121
NOVELIS INC                      COM           67000X106    9,926       387,900 SH          SHARED      1,2,3           387,900
OWENS-ILLINOIS INC CMN           COM NEW       690768403   43,549     2,824,169 SH          SHARED      1,2,3         2,824,169
PAR PHARMACEUTICAL COS INC       COM           69888P106   39,887     2,186,797 SH          SHARED      1,2,3         2,186,797
PARTNERS TR FINL GROUP INC N     COM           70213F102    3,282       306,422 SH          SHARED      1,2,3           306,422
PEGASUS WIRELESS CORP NV         COM           70558E108      167       273,100 SH          SHARED      1,2,3           273,100
PFIZER INC                       COM           717081103   39,028     1,376,146 SH          SHARED      1,2,3         1,376,146
PFIZER INC                       COM           717081103    5,814       205,000 SH   CALL   SHARED      1,2,3           205,000
PROQUEST COMPANY                 COM           74346P102    9,364       719,168 SH          SHARED      1,2,3           719,168
QUALCOMM INC                     COM           747525103   26,090       717,753 SH          SHARED      1,2,3           717,753
QUANTUM CORP                     COM DSSG      747906204   23,003    10,552,000 SH          SHARED      1,2,3        10,552,000
QUEBECOR WORLD INC               COM NON-VTG   748203106   44,905     4,216,432 SH          SHARED      1,2,3         4,216,432
SPDR TR                          UNIT SER 1    78462F103   73,469       550,000 SH   CALL   SHARED      1,2,3           550,000
SANDERS MORRIS HARRIS GROUP      COM           80000q104      250        20,000 SH          SHARED      1,2,3            20,000
SANMINA SCI CORP                 COM           800907107   61,959    16,566,583 SH          SHARED      1,2,3        16,566,583
SAPPI LTD                        SPON ADR NEW  803069202   24,838     1,951,114 SH          SHARED      1,2,3         1,951,114
SMURFIT-STONE CONTAINER CORP     COM           832727101   44,997     4,017,606 SH          SHARED      1,2,3         4,017,606
SUNRISE SENIOR LIVING INC        COM           86768K106   17,922       600,000 SH   PUT    SHARED      1,2,3           600,000
SYMANTEC CORP                    COM           871503108   53,847     2,530,427 SH          SHARED      1,2,3         2,530,427
TEMPLE INLAND INC                COM           879868107   19,226       479,458 SH          SHARED      1,2,3           479,458
TEMPLE INLAND INC                COM           879868107   17,917       446,800 SH   PUT    SHARED      1,2,3           446,800
UNITED STATES STL CORP NEW       COM           912909108   48,792       845,900 SH   CALL   SHARED      1,2,3           845,900
WHIRLPOOL CORP                   COM           963320106   46,620       554,271 SH          SHARED      1,2,3           554,271



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